Note H - Interest Rate Swaps (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposit Assets	$ 350	$ 350
Interest Rate Swap [Member]
Derivative Asset, Notional Amount	9,725	10,727
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 22	$ 29